Acquisitions And New Ventures - Identifiable Assets Acquired and Liabilities Assumed (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Riverwalk Acquisition	Oct. 23, 2012 Riverwalk Acquisition
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Accounts receivable					$ 228
Prepaid expenses					589
Inventory					99
Other assets					282
Property and equipment					64,908
Goodwill	250,414	213,712	214,528	32,800	32,768
Other intangible assets					43,100
Total assets acquired					141,974
Accounts payable					552
Accrued expenses					5,234
Other liabilities					1
Total liabilities acquired					5,787
Purchase price, net of cash acquired					$ 136,187